Note 47 (Tables)	12 Months Ended
Dec. 31, 2021
Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss [Abstract]
Impairment Or Reversal Of Impairment On Financial Assets Not Measured At Fair Value Through Profit Or Loss [Table Text Block]	The breakdown of impairment or reversal of impairment on financial assets not measured at fair value through profit or loss or net gains by modification by the nature of those assets in the accompanying consolidated income statements is as follows:

Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss or net gains by modification (Millions of Euros)
	Notes	2021	2020	2019
Financial assets at fair value through other comprehensive income - Debt securities		17	19	82
Financial assets at amortized cost (*)		3,017	5,160	3,470
Of which: Recovery of written-off assets by cash collection	7.2.5	(423)	(339)	(919)
Total		3,034	5,179	3,552
(*) In 2020, the amount included the negative impact of the update of the macroeconomic scenario following the COVID-19 pandemic (see Notes 1.5, 7.1 and 7.2)